Investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Investments [Abstract]
Net gain on investments	$ 37	$ 35	$ 93	$ 36	$ 180	$ 2
Accrued interest	$ 12		$ 12		$ 13	$ 18